Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2022 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	7,085,073
Granted during the period	258,350
Exercised during the period	(89,558)
Forfeited during the period	(316,370)
Ending balance	6,937,495
Vested at the balance sheet date	4,652,454
Beginning balance	€ 80.30
Granted during the period	93.94
Exercised during the period	20.40
Forfeited during the period	124.01
Ending balance	79.58
Vested at the balance sheet date	€ 60.69